Consolidated Statement of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REVENUES:
Revenues	$ 13,075	$ 3,602	$ 20,074
EXPENSES:
Voyage expenses (Note 16)	370	113	663
Bareboat charter hire expenses (Note 7)	5,274
Amortization of prepaid bareboat charter hire (Note 7)	1,431
Vessel operating expenses (Note 16)	4,789	1,143	745
Vessel depreciation (Note 5)	668	757	6,429
Management fees-related parties (Note 6)	1,621	703	1,351
General and administrative expenses	2,983	2,335	3,258
Gain on disposal of subsidiaries (Note 20)			(1,591)
Other operating income/(loss)	274	(861)
Gain on sale of vessels (Note 5)			(14)
Impairment on vessel (Note 5)	3,081
Operating income/(loss)	(7,416)	(588)	9,233
OTHER INCOME/(EXPENSES):
Interest and finance costs (Note 17)	(719)	(450)	(7,443)
(Loss)/gain on derivative financial instruments (Note 19)	(392)	3,866	(171)
Interest income		74	131
Other, net	20	(6)	(342)
Total other (expenses)/income, net	(1,091)	3,484	(7,825)
Net income/(loss) and comprehensive income/(loss)	$ (8,507)	$ 2,896	$ 1,408
Earnings/(loss) per common share, basic (Note 15) (in Dollars per share)	$ (4.21)	$ 2.23	$ 5.78
Earnings/(loss) per common share, diluted (Note 15) (in Dollars per share)	$ (4.21)	$ 1.84	$ 5.76